Effective Tax Rate	6 Months Ended
Jun. 30, 2021
Effective Tax Rate [Abstract]
Disclosure of effective tax rate [text block]
Effective tax rate
2021 to 2020 three months comparison
Income tax expense in the current quarter was € 333 million (second quarter of 2020: € 129 million) and includes a tax benefit of € 20 million for the re-measurement of deferred tax assets as a result of the prospective increase in the UK tax rate from 27 % to 33 % under the UK Finance Act 2021 which was enacted on June 10, 2021. The effective tax rate was 28 % in the second quarter 2021. The prior year’s quarter effective tax rate was 61 % and was mainly impacted by the geographic mix of profit before tax and corresponding transformation-related deferred tax asset valuation adjustments.
2021 to 2020 six months comparison
Income tax expense in the first six months of 2021 was € 995 million (first six months of 2020: € 207 million). The effective tax rate was 32 % in the first half of 2021. The effective tax rate in the first six months of 2020 was 72 % and was mainly impacted by the geographic mix of profit before tax and corresponding transformation-related deferred tax asset valuation adjustments.